Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Managed Accounts Portfolios Trust
Prospectus Date	rr_ProspectusDate	Jul. 09, 2020
Document Creation Date	dei_DocumentCreationDate	Jul. 09, 2020